OTHER CASH FLOW DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2017
Cash Flow Statement [Abstract]
Change in Non-cash Operating Working Capital, Other Assets, and Non-cash Investing Working Capital
CHANGE IN NON-CASH OPERATING WORKING CAPITAL AND OTHER ASSETS

	Year ended December 31
Cash provided by (used for):	2017	2016
Accounts receivable	$40.9	$25.0
Accounts payable	(22.7)	(43.8)
Prepaid tax assessment	—	(2.7)
	$18.2	$(21.5)
CHANGE IN NON-CASH INVESTING WORKING CAPITAL

	Year ended December 31
Cash used for:	2017	2016
Accounts payable, including capital accruals	$(7.5)	$7.6